Share capital	12 Months Ended
Oct. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital [Text block]

12. Share capital

(a) Authorized and outstanding shares

The Company has two classes of shares as follows:

(i) Special redeemable voting preference shares - 2,000,000 authorized, nil issued and outstanding.

(ii) Common shares without par value - an unlimited number authorized. The holders of the common shares are entitled to receive dividends which may be declared from time to time, and are entitled to one vote per share at shareholder meetings of the Company. All common shares are ranked equally with regards to the Company's residual assets.

(b) Private placements

(i) In 2022, the Company completed 9 private placements with investors consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $181,997 and issued a total of 5,012,450 common shares.

(ii) In 2021, the Company completed 37 private placements with investors consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $840,564 and issued a total of 17,573,429 common shares.

(iii) In 2020, the Company completed three private placements with investors consisting of common shares with no warrants, pursuant to prospectus and registration exemptions set forth in applicable securities law. The Company received net proceeds of $425,789 and issued a total of 10,996,994 common shares.

(c)          Accounts payable settled in common shares

During the year ended October 31, 2022, $22,460 (2021 - $nil, 2020 - $24,826) of accounts payable was settled in exchange for 413,674 (2021 - nil, 2020 - 365,094) common shares. There was no gain or loss recognized upon settlement.